Interest in Other Entities (Details) - Schedule of Activity in Investment Account - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	6 Months Ended
	Feb. 23, 2023	Mar. 21, 2023	Jun. 30, 2023
ScoutCam [Member]
Interest in Other Entities (Details) - Schedule of Activity in Investment Account [Line Items]
Beginning balance	$ 9,375	$ 9,375	$ 9,375
Loss for the period		(655)
Ending balance		8,720
Loss as a result of transition to FVTPL		(2,946)
Fair value of the investment as of March 21, 2023		5,774
SciSparc Nutraceuticals [Member]
Interest in Other Entities (Details) - Schedule of Activity in Investment Account [Line Items]
Beginning balance
Additional purchase	3,033
Loss for the period			(89)
Ending balance			2,944
Polyrizon [Member]
Interest in Other Entities (Details) - Schedule of Activity in Investment Account [Line Items]
Beginning balance	214	214	214
Additional purchase			180
Safe conversion into shares			314
Loss for the period			(65)
Ending balance			643
Parazero [Member]
Interest in Other Entities (Details) - Schedule of Activity in Investment Account [Line Items]
Beginning balance	976	976	976
Loss for the period			(384)
Ending balance			592
Laminera [Member]
Interest in Other Entities (Details) - Schedule of Activity in Investment Account [Line Items]
Beginning balance	$ 1,176	$ 1,176	1,176
Loss for the period			(20)
Excess cost amortization			(14)
Ending balance			$ 1,142